Phoenix Bond Fund,

a series of Phoenix Opportunities Trust

Supplement dated May 29, 2008 to the Fixed Income Funds Prospectus dated January 31, 2008, as supplemented March 3, 2008

Important Notice to Investors

Effective May 16, 2008, the Phoenix Bond Fund’s voluntary expense cap has been lowered. The new fee structure is described below.

On page 4 of the fund’s prospectus, the Fund Fees and Expenses table is hereby revised by replacing the Annual Fund Operating Expenses portion of the table and footnote (e) with the following:

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees(d)	0.25%	1.00%	1.00%	None
Other Expenses	0.37%	0.37%	0.37%	0.37%

Total Annual Fund Operating Expenses(e)	1.12%	1.87%	1.87%	0.87%

(e) The fund’s investment adviser has voluntarily agreed to limit total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class B Shares, 1.60% for Class C Shares and 0.60% for Class I Shares. The adviser may discontinue this voluntary expense cap at any time. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

On page 5 of the fund’s prospectus, the table showing the voluntary expense limits is hereby replaced with the following:

Class A Shares	Class B Shares	Class C Shares	Class I Shares
0.85%	1.60%	1.60%	0.60%

Investors should retain this supplement with the Prospectus for future reference.

PXP 4848/BF ExpCapChange (5/08)

Phoenix Bond Fund,

a series of Phoenix Opportunities Trust

Supplement dated May 29, 2008 to the Statement of Additional Information (“SAI”)

dated January 31, 2008, as supplemented April 8, 2008 and May 1, 2008

Important Notice to Investors of Phoenix Market Neutral Fund (“the Fund”)

Effective May 16, 2008, the Phoenix Bond Fund’s voluntary expense cap has been lowered. Therefore, on page 43 of the SAI, the disclosure regarding the Bond Fund is revised by replacing the expense cap figures with the following:

Class A Shares	Class B Shares	Class C Shares	Class I Shares
0.85%	1.60%	1.60%	0.60%

Investors should retain this supplement with the Statement of Additional Information for future reference.

PXP 2069B/BF ExpCapChange (05/08)